Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Statutory U.S. federal income tax rate	21.00%	21.00%
Income (loss) attributable to noncontrolling interest and non taxable income (loss)	(19.00%)	(22.00%)
Changes in fair value of warrant liabilities	5.00%
Change in valuation allowance	(99.00%)
Business Combination	89.00%
Other	3.00%
Effective income tax rate	0.00%	(1.00%)